Securities at fair value through other comprehensive income and securities at amortized cost - Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt securities at fair value through other comprehensive income
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	₩ 83,796,575	₩ 89,748,363
Transfer (from)to 12-month expected credit loss	0	0
Transfer (from)to life time expected credit loss	0	0
Net increase and decrease	4,840,425	(5,976,593)
Business combination		24,805
Ending balance	88,637,000	83,796,575
Debt securities at fair value through other comprehensive income | 12-month expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	83,729,377	89,595,577
Transfer (from)to 12-month expected credit loss	18,873	61,740
Transfer (from)to life time expected credit loss	(47,209)	(23,619)
Net increase and decrease	4,844,010	(5,929,126)
Business combination		24,805
Ending balance	88,545,051	83,729,377
Debt securities at fair value through other comprehensive income | Lifetime expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	67,198	152,786
Transfer (from)to 12-month expected credit loss	(18,873)	(61,740)
Transfer (from)to life time expected credit loss	47,209	23,619
Net increase and decrease	(3,585)	(47,467)
Ending balance	91,949	67,198
Debt securities at amortized cost
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	33,382,114	26,175,606
Transfer (from)to 12-month expected credit loss	0	0
Transfer (from)to life time expected credit loss	0	0
Net increase and decrease	2,315,796	7,206,508
Ending balance	35,697,910	33,382,114
Debt securities at amortized cost | 12-month expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	33,371,599	26,139,316
Transfer (from)to 12-month expected credit loss	0	18,544
Transfer (from)to life time expected credit loss	0	0
Net increase and decrease	2,318,788	7,213,739
Ending balance	35,690,387	33,371,599
Debt securities at amortized cost | Lifetime expected credit losses
Changes in carrying value of securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Beginning balance	10,515	36,290
Transfer (from)to 12-month expected credit loss	0	(18,544)
Transfer (from)to life time expected credit loss	0	0
Net increase and decrease	(2,992)	(7,231)
Ending balance	₩ 7,523	₩ 10,515